Provisions - Roll Forward of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in Provision [Roll Forward]
Provisions, beginning balance	$ 65,754	$ 47,726
Cash payments	(43,191)	(35,844)
Other adjustments	(79)	9,880
Provisions, ending balance	61,007	65,754
Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	36,214	42,179
Finance cost
Changes in Provision [Roll Forward]
Income statement charges	2,309	1,813
Restoration
Changes in Provision [Roll Forward]
Provisions, beginning balance	17,675	10,884
Cash payments	(213)	0
Other adjustments	(492)	4,406
Provisions, ending balance	13,766	17,675
Restoration | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	(4,030)	1,921
Restoration | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	826	464
Environmental
Changes in Provision [Roll Forward]
Provisions, beginning balance	3,087	1,187
Cash payments	(29)	(28)
Other adjustments	(886)	0
Provisions, ending balance	642	3,087
Environmental | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	(1,563)	1,888
Environmental | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	33	40
Equipment removal
Changes in Provision [Roll Forward]
Provisions, beginning balance	13,156	9,235
Cash payments	155	(95)
Other adjustments	(2,022)	3,900
Provisions, ending balance	11,576	13,156
Equipment removal | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	(77)	(215)
Equipment removal | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	364	331
Insurance reserves
Changes in Provision [Roll Forward]
Provisions, beginning balance	24,990	21,385
Cash payments	(43,104)	(35,721)
Other adjustments	(918)	0
Provisions, ending balance	23,150	24,990
Insurance reserves | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	41,374	38,448
Insurance reserves | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	808	878
Lease return obligations
Changes in Provision [Roll Forward]
Provisions, beginning balance	6,488	4,497
Cash payments	0	0
Other adjustments	2,814	1,574
Provisions, ending balance	9,893	6,488
Lease return obligations | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	313	317
Lease return obligations | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	278	100
Sales and use tax
Changes in Provision [Roll Forward]
Provisions, beginning balance	358	538
Cash payments	0	0
Other adjustments	0	0
Provisions, ending balance	555	358
Sales and use tax | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	197	(180)
Sales and use tax | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	0	0
Litigation
Changes in Provision [Roll Forward]
Provisions, beginning balance	0
Cash payments	0
Other adjustments	1,425
Provisions, ending balance	1,425	$ 0
Litigation | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	0
Litigation | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	$ 0